Note 6 - Short-Term Investments	12 Months Ended
Dec. 31, 2011
Cash, Cash Equivalents, and Short-term Investments [Text Block]
6.	SHORT-TERM INVESTMENTS

(In Thousands)

	December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$84,167	$-	$-	$84,167

Available-for-sale securities
Government bonds	1,008	-	(1)	1,007
Corporate bonds	5,670	-	(4)	5,666
Agency bonds	2,184	-	(8)	2,176
	$93,029	$-	$(13)	$93,016

(In Thousands)

	December 31, 2010
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$59,468	$-	$-	$59,468

Available-for-sale securities
Government bonds	501	-	-	501
Corporate bonds	1,000	5	-	1,005
Agency bonds	7,748	8	(2)	7,754
	$68,717	$13	$(2)	$68,728

Short-term investments by contractual maturity were as follows:

(In Thousands)

	December 31, 2011
		Fair
	Cost	Value
Time deposits
Due within one year	$84,138	$84,138
Due after one year through two years	26	26
Due after two years	3	3
	84,167	84,167

Available-for-sale securities
Due within one year	7,344	7,338
Due after one year through two years	1,518	1,511
	8,862	8,849
	$93,029	$93,016

(In Thousands)

	December 31, 2010
		Fair
	Cost	Value
Time deposits
Due within one year	$54,468	$54,468
Due after one year through two years	5,000	5,000
	59,468	59,468

Available-for-sale securities
Due within one year	9,249	9,260
	$68,717	$68,728

The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2011 were $1,000 and $0, respectively.  The Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2010 were $2,000 and $0, and the Company’s gross realized gains and losses on the sale of investments for the year ended December 31, 2009 were $1,000 and $0, respectively.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010.  The Company presently does not intend to sell the debt securities listed below and believes that it is more likely than not that the Company will not be required to sell these securities that are in an unrealized loss position before recovery of the Company’s amortized cost. Furthermore, the Company has the intent and ability to hold the equity securities listed below for a sufficient period of time to allow for recovery in market value.

(In Thousands)

	December 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Government bonds	$1,007	$1	$-	$-	$1,007	$1
Corporate bonds	5,666	4	-	-	5,666	4
Agency bonds	2,176	8	-	-	2,176	8
	8,849	13	-	-	8,849	13

Investment in Etrend HitechCorporation (“Etrend”) (note 9)	791	129	-	-	791	129
	$9,640	$142	$-	$-	$9,640	$142

(In Thousands)

December 31, 2010
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Agency bonds	$6,766	$2	$-	$-	$6,766	$2